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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07816

PCM Fund, Inc.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York	10105
(Address of principal executive offices)	(Zip code)

Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: December 31, 2008

Date of reporting period: September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on
Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PCM Fund, Inc. Schedule of Investments

September 30, 2008 (unaudited)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
MORTGAGE-BACKED SECURITIES—128.2%
	Banc of America Commercial Mortgage, Inc., CMO,
$2,000	5.414%, 9/10/47 (i)	Aaa/AAA	$1,762,162
2,000	5.474%, 3/11/41, VRN (a)(c)	NR/BBB+	1,433,708
911	5.918%, 4/11/36 (a)(c)	NR/AA-	771,522
700	6.29%, 6/11/35 (a)(c)	Ba1/BBB	536,517
2,500	7.224%, 4/15/36, VRN (i)	A1/NR	2,362,556
2,800	7.950%, 11/15/31, VRN (i)	Aa1/AA+	2,760,027
	Bear Stearns Commercial Mortgage Securities, Inc., CMO,
4	5.06%, 11/15/16	Aaa/AAA	4,010
1,000	5.726%, 2/11/41, VRN (a)(c)	NR/BBB-	549,437
1,500	5.817%, 5/14/16 (a)(c)(i)	Aaa/AAA	1,512,229
1,000	5.982%, 5/11/39, VRN (a)(c)	NR/BBB+	759,695
2,000	6.177%, 9/11/42, VRN (a)(c)	NR/A	904,629
1,332	6.50%, 2/15/32	NR/BB	955,876
1,258	6.625%, 10/15/32 (a)(c)	NR/B+	859,420
1,534	7.00%, 5/20/30, VRN	Aaa/AAA	1,551,318
	Bear Stearns Commercial Mortgage Securities Trust, CMO, VRN (i),
2,000	5.694%, 6/11/50	NR/AAA	1,708,703
2,000	5.902%, 6/11/40	Aaa/NR	1,728,179
1,283	Carey Commercial Mortgage Trust, 5.97%, 9/20/19, CMO (a)(c)(i)	Aaa/NR	1,254,480
	Chase Commercial Mortgage Securities Corp., CMO (a)(c),
1,000	6.484%, 2/12/16, VRN (i)	Aaa/NR	1,001,787
1,000	6.65%, 7/15/32	Baa1/NR	935,359
1,600	6.65%, 7/15/32	Ba2/NR	1,272,240
1,500	6.887%, 10/15/32	NR/BB+	1,199,155
1,015	Citigroup/Deutsche Bank Commercial Mortgage Trust,
	5.399%, 7/15/44, CMO, VRN (i)	Aa2/AA	755,234
3,000	Commercial Capital Access One, Inc., 7.706%, 11/15/28, CMO, VRN (a)(c)	NR/NR	2,006,449
2,500	Commercial Mortgage Asset Trust, 6.975%, 1/17/32, CMO, VRN (i)	Aaa/AAA	2,534,780
	Commercial Mortgage Pass Through Certificates, CMO (a)(c),
2,000	5.756%, 2/5/19, VRN	NR/BBB-	1,544,415
1,500	6.586%, 7/16/34 (i)	Aaa/AAA	1,457,964
2,893	6.83%, 2/14/34, VRN (i)	Aaa/NR	2,923,353
1,500	6.938%, 7/16/34, VRN (i)	Aa2/A+	1,180,691
1,500	8.521%, 8/15/33, VRN	NR/BBB+	1,476,638
	Credit Suisse Mortgage Capital Certificates, CMO (i),
5,000	5.467%, 9/15/39	Aaa/AAA	4,406,523
500	5.896%, 4/25/36, CMO (i)	Aaa/AAA	358,580
409	6.50%, 5/25/36	A1/AAA	264,599
	CS First Boston Mortgage Securities Corp., CMO,
23,573	0.435%, 12/15/35, IO, VRN (a)(c)(i)	NR/AAA	780,394
2,000	5.322%, 8/15/36, VRN (a)(c)	Ba1/BB+	1,062,695
2,600	5.745%, 12/15/36, VRN (a)(c)(i)	NR/BBB+	1,849,628
300	7.00%, 2/25/33, CMO	Aaa/AAA	283,011
3,000	7.17%, 5/17/40 (i)	NR/AA-	3,048,682
2,000	7.46%, 1/17/35, VRN (i)	NR/NR	1,990,881
1,874	CVS Lease Pass Through, 5.88%, 1/10/28 (a)(c)(i)	Baa2/BBB+	1,695,601
135	DLJ Commercial Mortgage Corp., 7.222%, 11/12/31, CMO, VRN	Aaa/NR	134,746
5,500	FFCA Secured Lending Corp., 1.322%, 9/18/27, CMO, IO, VRN (a)(c)	Aaa/NR	106,128
	Federal Housing Administration (e),
2,386	7.38%, 4/1/41	NR/NR	2,356,865
218	7.43%, 7/1/18	NR/NR	219,042
91	8.36%, 1/1/12	NR/NR	91,703
2,000	First Union-Lehman Brothers-Bank of America, 6.778%, 11/18/35, CMO (i)	Aaa/AAA	2,013,909
1,000	First Union-Bank of America Commercial Mortgage Trust,
	6.00%, 1/15/11, CMO (a)(c)	Ba1/NR	853,752

PCM Fund, Inc. Schedule of Investments

September 30, 2008 (unaudited)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
	GE Capital Commercial Mortgage Corp., CMO, VRN,
$1,000	5.274%, 7/10/45 (a)(c)	NR/BBB+	$521,250
1,000	5.308%, 5/10/43 (i)	NR/A	681,477
	GMAC Commercial Mortgage Securities, Inc., CMO,
20	6.50%, 5/15/35	Aaa/AA	20,085
1,457	6.50%, 5/15/35 (i)	Aaa/AAA	1,452,805
2,000	6.50%, 5/15/35 (i)	NR/BBB	1,992,074
1,500	7.133%, 5/15/30, VRN (a)(c)	NR/NR	799,278
1,500	8.322%, 9/15/35, VRN (a)(c)(i)	NR/NR	1,408,580
	Greenwich Capital Commercial Funding Corp., CMO (i),
1,500	5.419%, 1/5/36, VRN (a)(c)	A2/A+	1,149,105
2,000	5.444%, 3/10/39	Aaa/AAA	1,695,146
	GS Mortgage Securities Corp. II, CMO,
2,000	3.537%, 3/6/20, FRN (a)(c)	NR/BBB	1,679,005
5,750	5.56%, 11/10/39 (i)	Aaa/NR	5,100,424
2,000	5.74%, 11/10/39, VRN (i)	A1/NR	1,255,838
3,500	6.615%, 2/14/16 (a)(c)(i)	NR/AAA	3,663,893
3,480	7.644%, 8/5/18, VRN (a)(c)(i)	A2/NR	3,191,168
1,168	GSMPS Mortgage Loan Trust, 8.00%, 9/19/27, CMO, VRN (a)(c)	NR/NR	1,196,864
30,565	Hilton Hotel Pool Trust, 0.861%, 10/3/15, CMO, IO, VRN (a)(c)(i)	Aaa/AAA	396,562
2,000	Host Marriot Pool Trust, 8.31%, 8/3/15, CMO (a)(c)(i)	Aaa/AAA	2,043,369
	JPMorgan Chase Commercial Mortgage Securities Corp., CMO,
9,756	0.772%, 3/12/39, IO, VRN (a)(c)(i)	Aaa/NR	334,179
1,500	5.435%, 5/15/41, VRN (a)(c)	Baa1/NR	1,014,600
2,000	6.162%, 5/12/34 (i)	Aaa/NR	1,982,703
3,000	6.465%, 11/15/35 (i)	NR/AAA	3,003,884
5,000	LB Commercial Conduit Mortgage Trust, 6.00%, 10/15/35, CMO (a)(c)	A2/BBB+	4,932,141
	LB-UBS Commercial Mortgage Trust, CMO (a)(c)
1,500	5.683%, 7/15/35	Ba1/BBB-	974,686
1,571	6.95%, 3/15/34, VRN (i)	A1/A	1,419,518
2,000	7.29%, 9/15/34 (i)	A2/NR	1,837,511
2,000	Merrill Lynch/Countrywide Commercial Mortgage Trust,
	6.156%, 8/12/49, CMO, VRN	NR/A	911,296
1,500	Merrill Lynch Mortgage Investors, Inc., CMO, VRN (i)	A3/AA	1,395,328
789	4.850%, 8/25/33	Baa2/BB+	575,194
1,500	7.097%, 12/15/30	A3/AA	1,395,328
	Morgan Stanley Capital I, CMO, VRN,
500	5.378%, 11/14/42 (i)	A1/A+	340,596
100	5.379%, 8/13/42 (a)(c)	NR/A-	64,892
2,000	5.447%, 2/12/44 (i)	Aaa/AAA	1,680,601
200	7.273%, 12/15/31 (i)	Aaa/NR	199,689
357	7.634%, 4/30/39 (a)(c)	NR/NR	339,294
801	Morgan Stanley Mortgage Loan Trust, 5.687%, 1/25/35, CMO, VRN	NR/AA	217,644
1,068	Multi-Family Capital Access One, Inc., 8.820%, 1/15/24, CMO, VRN	NR/NR	1,114,598
2,500	Nationslink Funding Corp., 7.105%, 8/20/30, CMO, VRN (a)(c)(i)	NR/BBB	2,390,334
1,000	Office Portfolio Trust, 6.778%, 2/3/16, CMO (a)(c)	Baa2/NR	809,462
2,000	Prudential Securities Secured Financing Corp.,
	6.755%, 6/16/31, CMO, VRN (a)(c)	NR/NR	1,827,251
927	Residential Asset Securitization Trust, 6.00%, 3/25/37, CMO (i)	NR/AAA	657,885
	RMF Commercial Mortgage Pass Through Certificates, CMO (a)(c),
309	7.471%, 1/15/19	NR/NR	177,078
265	8.438%, 1/15/19, VRN (d)	NR/NR	82,227
3,547	Times Square Hotel Trust, 8.528%, 8/1/26 (a)(b)(c)	Baa3/BBB-	3,582,813
3,000	TrizecHahn Office Properties, 7.604%, 5/15/16, CMO (a)(c)(i)	Baa1/A	2,624,673

PCM Fund, Inc. Schedule of Investments

September 30, 2008 (unaudited)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
	Wachovia Bank Commercial Mortgage Trust, CMO (a)(c),
$46,908	0.252%, 10/15/41, IO, VRN (i)	Aaa/AAA	$820,927
1,020	4.982%, 2/15/35	NR/BBB-	739,978
2,500	5.188%, 2/15/41, VRN	Baa2/BBB	1,586,533
1,500	5.518%, 1/15/41, VRN	Baa2/BBB	945,936

	Total Commercial Mortgage-Backed Securities (cost—$150,175,978)		128,049,646

REAL ESTATE ASSET-BACKED SECURITIES—27.8%
2,500	Access Financial Manufactured Housing Contract Trust, 7.65%, 5/15/21	B2/NR	2,245,456
1,779	ACE Securities Corp., 6.457%, 4/25/35, FRN (a)(c)	Ca/D	21,316
408	Ameriquest Mortgage Securities, Inc., 8.097%, 2/25/33, FRN	Ca/D	41,887
207	Asset Backed Securities Corp. Home Equity, 5.957%, 6/21/29, FRN	Caa1/NR	41,269
476	Banc of America Alternative Loan Trust, 6.25%, 1/25/37, CMO (i)	Aa1/NR	244,440
	Bear Stearns Alt-A Trust, CMO (i),
387	5.449%, 7/25/35, FRN	Aaa/AAA	284,408
453	6.088%, 5/25/36, VRN	A2/AAA	351,187
1,003	6.25%, 8/25/36, VRN	Aa1/AAA	626,336
410	Bear Stearns Asset Backed Securities Trust, 5.50%, 12/25/35, CMO (i)	Aa1/AAA	332,018
	Bear Stearns Second Lien Trust, FRN (a)(c),
750	5.707%, 12/25/36, Ser. B2	Ba3/CC	55,891
166	5.707%, 12/25/36, Ser. B3	B3/D	1,661
230	CDC Mortgage Capital Trust, 7.572%, 3/25/33, FRN (d)	C/D	12,564
	Conseco Finance Securitizations Corp.,
1,735	7.96%, 2/1/32	Caa1/CCC-	1,352,086
775	7.97%, 5/1/32	Caa1/CCC-	572,845
451	Countrywide Alternative Loan Trust, 6.00%, 11/25/35, CMO (i)	Aaa/AAA	254,605
	Fannie Mae,
38	4.525%, 9/25/23, CMO, FRN	Aaa/AAA	38,067
461	5.00%, 11/25/35, CMO (i)	Aaa/AAA	348,387
368	5.00%, 2/15/36, CMO (i)	Aaa/AAA	294,121
4,662	6.107%, 7/1/12, MBS (i)	Aaa/AAA	4,842,837
441	7.00%, 10/15/22, CMO (i)	Aaa/AAA	440,434
546	7.00%, 10/1/33, MBS (i)	Aaa/AAA	570,502
17	7.875%, 11/1/18, MBS (i)	Aaa/AAA	18,400
5	8.00%, 10/1/10, MBS	Aaa/AAA	5,103
1	8.00%, 12/1/12, MBS	Aaa/AAA	629
26	8.00%, 6/1/15, MBS (i)	Aaa/AAA	27,093
14	8.00%, 8/1/15, MBS (i)	Aaa/AAA	15,030
120	8.00%, 7/25/22, CMO	Aaa/AAA	127,985
3	8.50%, 5/1/17, MBS	Aaa/AAA	3,774
6	8.50%, 7/1/17, MBS	Aaa/AAA	6,210
3	8.50%, 8/1/19, MBS	Aaa/AAA	3,633
1	8.50%, 1/1/20, MBS	Aaa/AAA	755
5	8.50%, 10/1/20, MBS	Aaa/AAA	5,100
36	8.50%, 9/1/21, MBS (i)	Aaa/AAA	38,625
458	8.50%, 11/15/21, CMO (i)	Aaa/AAA	489,983
9	8.50%, 12/1/21, MBS (i)	Aaa/AAA	9,487
19	8.50%, 6/1/22, MBS (i)	Aaa/AAA	20,777
241	8.50%, 9/1/22, MBS (i)	Aaa/AAA	264,545
9	8.50%, 11/1/25, MBS (i)	Aaa/AAA	9,969

PCM Fund, Inc. Schedule of Investments

September 30, 2008 (unaudited)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
$2	8.50%, 1/1/26, MBS	Aaa/AAA	$1,844
3	8.50%, 3/1/29, MBS	Aaa/AAA	3,073
43	8.50%, 4/1/30, MBS (i)	Aaa/AAA	47,229
44	8.50%, 6/1/30, MBS (i)	Aaa/AAA	48,942
40	8.50%, 11/1/30, MBS (i)	Aaa/AAA	44,210
38	8.50%, 1/1/31, MBS (i)	Aaa/AAA	41,856
66	8.50%, 4/1/32, MBS (i)	Aaa/AAA	72,703
242	9.00%, 3/25/20, CMO (i)	Aaa/AAA	266,644
	Federal Housing Administration,
1,412	5.237%, 6/1/23, MBS (i)	Aaa/AAA	1,323,178
91	5.359%, 8/1/26, FRN, MBS (i)	Aaa/AAA	92,331
148	9.375%, 4/1/16, MBS (i)	Aaa/AAA	163,975
487	First Horizon Alternative Mortgage Securities,
	5.385%, 8/25/35, CMO, FRN (i)	Aaa/AAA	309,929
	Freddie Mac,
197	5.258%, 4/1/32, FRN, MBS (i)	Aaa/AAA	201,710
319	5.354%, 11/1/29, FRN, MBS (i)	Aaa/AAA	325,553
115	5.455%, 8/1/30, FRN, MBS (i)	Aaa/AAA	116,761
197	6.251%, 3/1/32, FRN, MBS (i)	Aaa/AAA	201,658
2	7.00%, 9/1/10, MBS	Aaa/AAA	1,842
6	7.00%, 2/1/11, MBS	Aaa/AAA	5,855
2	7.00%, 7/1/12, MBS	Aaa/AAA	1,798
11	7.00%, 7/1/12, MBS (i)	Aaa/AAA	11,693
34	7.00%, 12/1/14, MBS (i)	Aaa/AAA	36,127
8	7.00%, 2/1/15, MBS	Aaa/AAA	8,921
20	7.00%, 9/1/15, MBS (i)	Aaa/AAA	20,765
— (f)	7.00%, 12/1/15, MBS (i)	Aaa/AAA	411
18	7.00%, 3/1/16, MBS (i)	Aaa/AAA	19,388
40	7.00%, 6/1/16, MBS (i)	Aaa/AAA	42,646
105	7.00%, 3/1/31, MBS (i)	Aaa/AAA	109,978
36	7.00%, 10/1/31, MBS (i)	Aaa/AAA	37,657
576	7.00%, 8/1/32, MBS (i)	Aaa/AAA	605,590
2	8.00%, 7/1/10, MBS	Aaa/AAA	1,605
2	8.00%, 10/1/10, MBS	Aaa/AAA	1,800
1	8.00%, 6/1/11, MBS	Aaa/AAA	1,282
2	8.00%, 1/1/12, MBS	Aaa/AAA	1,996
1	8.00%, 5/1/12, MBS	Aaa/AAA	1,462
3	8.00%, 6/1/12, MBS	Aaa/AAA	2,982
1	8.00%, 5/1/15, MBS	Aaa/AAA	669
— (f)	8.00%, 6/1/15, MBS	Aaa/AAA	490
	Green Tree Financial Corp.,
117	6.18%, 4/1/30	Ba3/NR	107,363
462	6.22%, 3/1/30	NR/BBB	407,515
683	6.53%, 2/1/31, VRN	NR/B-	539,920
356	6.76%, 3/1/30, VRN	NR/BBB	319,746
387	6.81%, 12/1/28, VRN	Ba1/BBB	379,250
922	7.05%, 1/15/27	B3/B	762,984
96	7.07%, 1/15/29	NR/A+	94,511
	Greenpoint Manufactured Housing,
65	7.59%, 11/15/28	Ba1/NR	64,814
2,000	8.30%, 10/15/26, VRN	Ca/NR	1,730,984
363	GSAA Trust, 3.477%, 6/25/35, FRN (i)	Aaa/AAA	226,164
356	Keystone Owner Trust, 9.00%, 1/25/29 (a)(c)	Baa3/NR	331,551

PCM Fund, Inc. Schedule of Investments

September 30, 2008 (unaudited)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
	Oakwood Mortgage Investors, Inc.,
$110	2.718%, 5/15/13, FRN	Ba2/BB-	$84,954
1,000	6.89%, 11/15/32, VRN	Ca/CCC-	504,934
	Ocwen Residential MBS Corp., CMO, VRN (a)(c),
576	6.912%, 6/25/39	NR/NR	288,433
3,835	7.00%, 10/25/40	B3/NR	1,208,918
909	Residential Accredit Loans, Inc., 6.00%, 8/25/35, CMO (i)	NR/AAA	757,607
547	Saxon Asset Securities Trust, 8.64%, 12/25/32	Ba2/NR	517,623
68	Structured Asset Investment Loan Trust, 7.707%, 10/25/33, FRN	B3/B-	2,169
450	TBW Mortgage, 6.00%, 7/25/36, CMO (i)	NR/AAA	298,956
1,000	UCFC Manufactured Housing Contract, 7.90%, 1/15/28, VRN	Ca/NR	650,456
248	Wilshire Mortgage Loan Trust, 8.99%, 5/25/28 (a)(c)	NR/NR	239,653

	Total Real Estate Asset-Backed Securities (cost—$30,131,590)		27,714,473

CORPORATE BONDS & NOTES—10.0%
Financial Services—0.9%
500	Ford Motor Credit Co. LLC, 8.00%, 12/15/16 (i)	B1/B-	316,547
750	Tenneco Automotive, Inc., 8.625%, 11/15/14 (i)	B3/B	600,000

			916,547

Industrial—7.2%
1,000	Archer-Daniels-Midland Co., 6.45%, 1/15/38 (i)	A2/A	902,668
500	Bon-Ton Stores, Inc., 10.25%, 3/15/14	Caa1/CCC+	152,500
500	CCO Holdings LLC, 8.75%, 11/15/13	Caa1/CCC	437,500
500	CSC Holdings, Inc., 7.875%, 2/15/18	B1/BB	442,500
500	Dynegy Holdings, Inc., 7.125%, 5/15/18 (i)	B2/B	380,000
500	Echostar DBS Corp., 7.125%, 2/1/16 (i)	Ba3/BB-	403,750
	HCA, Inc.,
1,250	6.75%, 7/15/13 (i)	Caa1/B-	1,056,250
275	9.25%, 11/15/16 (i)	B2/BB-	268,125
325	9.25%, 11/15/16 (c)	B2/BB-	318,297
950	RH Donnelley Corp., 8.875%, 1/15/16	B3/B-	327,750
500	SemGroup L.P., 8.75%, 11/15/15 (a)(c)(d)	NR/NR	52,500
	United Air Lines, Inc.,
951	6.636%, 7/2/22	Ba1/BBB-	734,859
1,075	7.73%, 1/1/12	Ba3/BB	1,063,933
800	Verso Paper Holdings LLC and Verso Paper, Inc., 9.125%, 8/1/14	B2/B+	692,000

			7,232,632

Utilities—1.9%
500	Cincinnati Bell, Inc., 8.375%, 1/15/14	B2/B-	437,500
1,000	NGPL Pipe Co. LLC, 7.768%, 12/15/37 (a)(c)(i)	Baa3/BBB-	981,053
	NRG Energy, Inc.,
350	7.25%, 2/1/14	B1/B	325,500
150	7.375%, 2/1/16	B1/B	135,375

			1,879,428

	Total Corporate Bonds & Notes (cost—$12,845,790)		10,028,607

MUNICIPAL BONDS & NOTES—2.7%
Arkansas—0.9%
985	Little Rock Municipal Property Owners Multipurpose Improvement Dist., Special Tax,
	7.20%, 3/1/32, Ser. B	NR/NR	919,349

Iowa—0.4%
345	Dickinson Cnty. Rev., 7.75%, 12/1/12, Ser. B	NR/NR	352,162

Virginia—0.6%
620	Lexington Industrial Dev. Auth. Rev., 8.00%, 1/1/15, Ser. C	NR/NR	615,691

PCM Fund, Inc. Schedule of Investments

September 30, 2008 (unaudited)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
West Virginia—0.8%
$985	Tobacco Settlement Finance Auth. Rev., 7.467%, 6/1/47, Ser. A	Baa3/BBB	$845,672

	Total Municipal Bonds & Notes (cost—$2,864,138)		2,732,874

OTHER BONDS & NOTES—1.8%
1,640	Denver Arena Trust, 6.94%, 11/15/19 (a)(c)	NR/NR	1,580,278
1,856	First International Bank N.A., 8.238%, 4/15/26, ABS, FRN	C/NR	103,431
138	PPM America High Yield CBO Ltd., 3.775%, 6/1/11 (b)(e)	NR/NR	85,386

	Total Other Bonds & Notes (cost—$3,520,817)		1,769,095

SHORT-TERM INVESTMENTS—21.7%
U.S. Treasury Bills (g)—11.2%
11,250	1.00%-1.70%,10/16/08-12/26/08 (cost—$11,225,416)		11,174,236

U.S. Government Agency Securities—2.1%
2,100	Federal Home Loan Bank Discount Notes, 2.50%, 11/24/08 (cost—$2,092,125)	NR/NR	2,092,125

Corporate Notes—0.2%
Financial Services—0.2%
229	CCCA LLC, 7.80%, 10/15/08 (a)(c) (cost—$227,308)	NR/AAA	229,592

Real Estate Asset-Backed Securities—0.0%
31	Fannie Mae, 8.00%, 7/1/09, MBS (i) (cost—$30,754)	Aaa/AAA	30,767

Repurchase Agreement—8.2%
8,200	JPMorgan Chase Bank, dated 9/30/08, 2.00%, due 10/1/08, proceeds $8,200,456; collateralized by Federal Home Loan Bank Note, 2.817%, due 9/10/09, valued at $8,375,812 including accrued interest (cost—$8,200,000)		8,200,000

	Total Short-Term Investments (cost—$21,775,603)		21,726,720

Notional Amount
OPTIONS PURCHASED (h)—0.1%
	Call Options—0.1%
7,000,000	9-Year Interest Rate Swap (OTC), Pay 3-Month USD LIBOR Floating Rate Index, strike rate 3.60%, expires 2/23/09		47,739

	Put Options—0.0%
7,000,000	9-Year Interest Rate Swap (OTC), Pay 3-Month USD LIBOR Floating Rate Index, strike rate 5.80%, expires 2/23/09		27,188

	Total Options Purchased (cost—$150,850)		74,927

	Total Investments (cost—$221,464,766)—192.3%		192,096,342

	Liabilities in excess of other assets—-(92.3)%		(92,186,531)

	Net Assets—100%		$99,909,811

Subsequent Event—Market Conditions

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the net asset value of many mutual funds, including to some extent the Fund. The potential investment of the Fund’s investments in the financial sector in general, as reflected in the Fund’s Schedule of Investment, subjects investors to the potential for an unusually high degree of volatility in the Fund’s performance resulting from these and other events.

Notes to Schedule of Investments:

*Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees or persons acting at their discretion pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities who prices are more readily available. The Fund’s investments, including over-the-counter options are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Prices obtained by independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund's net asset value is normally determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $77,471,839, representing 77.54% of net assets.

(b)	Illiquid security.

(c)	144A Security—Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)	Security in default.

(e)	Fair-valued—securities with an aggregate value of $2,752,996, representing 2.76% of net assets.

(f)	Principal amount less than $500.

(g)	All or partial amount segregated as collateral for swaps.

(h)	Non-income producing.

(i)	All or partial amount segregated as collateral for reverse repurchase agreements.

Glossary:

ABS—	Asset-Backed Securities

CBO—	Collateralized Bond Obligation

CMO—	Collateralized Mortgage Obligation

FRN—	Floating Rate Note. The interest rate disclosed reflects the rate in effect on September 30, 2008.

IO—	Interest Only

LIBOR—	London Inter-Bank Offered Rate

MBS—	Mortgage-Backed Securities

NR—	Not Rated

OTC—	Over-the-Counter

VRN—	Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on September 30, 2008.

Other Investments:

(1)	Credit default swap agreements outstanding at September 30, 2008:

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Default Payable on (000)	Termination Date	Payments Received by Fund	Unrealized Appreciation (Depreciation)
Bank of America:
ABS Home Equity Index	$2,000	8/25/37	0.15%	$20,300
Bear Stearns:
Home Equity Index	1,000	8/25/37	0.15%	(267,350)
Home Equity Index	1,000	1/25/38	1.92%	(250,633)
Home Equity Index	1,000	5/25/46	0.17%	(344,825)
Citigroup:
Home Equity Index	1,000	8/25/37	0.09%	2,590
Credit Suisse First Boston:
ABS Home Equity Index	3,500	8/25/37	0.15%	(575,710)
Home Equity Index	1,456	7/25/45	0.18%	(54,344)
Deutsche Bank:
American International Group	2,000	3/20/13	2.10%	(667,590)
Dow Jones CDX Index	3,200	6/20/13	1.55%	27,116
JPMorgan Chase:
Lennar	1,000	12/20/12	5.40%	(63,298)

				$(2,173,744)

(2)	Interest rate swap agreements outstanding at September 30, 2008:

			Rate Type		Unrealized Appreciation (Depreciation)
Swap Counterparty	Notional Amount (000)	Termination Date	Payments Made by Fund	Payments Received by Fund
Bank of America	$4,300	12/17/38	5.00%	3-Month USD-LIBOR	$(345,314)
Barclays Bank	11,900	12/17/18	5.00%	3-Month USD-LIBOR	(347,821)
Barclays Bank	7,700	6/21/26	3-Month USD-LIBOR	5.60%	908,538
Citigroup	2,800	12/17/15	3-Month USD-LIBOR	5.00%	28,061
Citigroup	700	12/17/18	5.00%	3-Month USD-LIBOR	(15,896)
Citigroup	1,100	12/17/38	5.00%	3-Month USD-LIBOR	(65,874)
Merrill Lynch	12,900	12/17/13	3-Month USD-LIBOR	4.00%	32,441
Morgan Stanley	17,050	12/17/18	5.00%	3-Month USD-LIBOR	(261,351)
Morgan Stanley	5,300	12/17/28	5.00%	3-Month USD-LIBOR	(224,773)
Royal Bank of Scotland	7,600	12/17/15	3-Month USD-LIBOR	5.00%	122,107
Royal Bank of Scotland	62,900	2/25/18	3.60%	3-Month USD-LIBOR	(479,067)
Royal Bank of Scotland	62,900	2/25/18	3-Month USD-LIBOR	5.80%	569,977

					$(78,972)

The Fund received $1,350,000 par value in U.S. Treasury Bills as collateral for swap contracts.

LIBOR—London Inter-bank Offered Rate

(3)	The weighted average daily balance of reverse repurchase agreements outstanding during the nine months ended September 30, 2008 was $79,028,962 at a weighted average interest rate of 3.47%.

Open reverse repurchase agreements at September 30, 2008:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Par
Credit Suisse:	2.60%	9/12/08	10/16/08	$ 580,571	$ 579,775
	2.65%	9/12/08	10/16/08	2,401,513	2,398,159
	2.99%	9/12/08	10/16/08	7,620,737	7,608,730
	3.24%	9/12/08	10/16/08	2,243,830	2,240,000
	3.49%	9/12/08	10/16/08	2,619,316	2,614,500
	3.74%	9/12/08	10/16/08	5,718,265	5,707,000
	3.99%	9/12/08	10/16/08	2,908,362	2,902,250
	6.50%	9/18/08	10/2/08	21,457,618	21,407,370
	6.75%	9/18/08	10/2/08	3,323,080	3,315,000
Deutsche Bank:	2.50%	9/11/08	10/14/08	2,291,178	2,288,000
	2.50%	9/26/08	10/14/08	4,213,462	4,212,000
	2.99%	9/12/08	10/15/08	7,554,130	7,542,228
	7.38%	9/30/08	10/1/08	2,818,577	2,818,000
Goldman Sachs:	2.75%	9/15/08	10/14/08	807,986	807,000
Merrill Lynch:	3.50%	9/16/08	10/16/08	6,625,648	6,616,000
	3.60%	9/16/08	10/16/08	2,769,148	2,765,000

					$75,821,012

Detail of underlying collateral for open reverse repurchase agreements at September 30, 2008 as reflected in the Schedule of Investments:

Counterparty	Description	Rate	Maturity Date	Par	Market Value
Credit Suisse:	Archer-Daniels-Midland Co.	6.45%	1/15/38	$1,000,000	$902,668
	Banc of America Alternative Loan Trust	6.25%	1/25/37	475,867	244,440
	Banc of America Commercial Mortgage, Inc.	5.414%	9/10/47	2,000,000	1,762,162
	Banc of America Commercial Mortgage, Inc.	7.224%	4/15/36	2,500,000	2,362,556
	Banc of America Commercial Mortgage, Inc.	7.95%	11/15/31	2,800,000	2,760,027
	Bear Stearns Alt-A Trust	5.449%	7/25/35	386,766	284,408
	Bear Stearns Alt-A Trust	6.088%	5/25/36	452,636	351,187
	Bear Stearns Alt-A Trust	6.25%	8/25/36	1,002,627	626,336
	Bear Stearns Asset Backed Securities Trust	5.50%	12/25/35	410,360	332,018
	Bear Stearns Commercial Mortgage Securities Trust	5.694%	6/11/50	2,000,000	1,708,703
	Bear Stearns Commercial Mortgage Securities Trust	5.902%	6/11/40	2,000,000	1,728,179
	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.399%	7/15/44	1,015,000	755,234
	Commercial Mortgage Asset Trust	6.975%	1/17/32	2,500,000	2,534,780
	Commercial Mortgage Pass Through Certificates	6.83%	2/14/34	2,893,000	2,923,353
	Commercial Mortgage Pass Through Certificates	6.938%	7/16/34	1,500,000	1,180,690
	Countrywide Alternative Loan Trust	6.00%	11/25/35	451,490	254,605
	Credit Suisse Mortgage Capital Certificates	5.467%	9/15/39	2,500,000	2,203,261
	Credit Suisse Mortgage Capital Certificates	5.896%	4/25/36	500,000	358,580
	Credit Suisse Mortgage Capital Certificates	6.50%	5/25/36	408,556	264,599
	CS First Boston Mortgage Securities Corp.	0.435%	12/15/35	23,572,812	780,394
	CS First Boston Mortgage Securities Corp.	5.745%	12/15/36	2,600,000	1,849,628
	CS First Boston Mortgage Securities Corp.	7.17%	5/17/40	1,250,000	1,270,284
	CS First Boston Mortgage Securities Corp.	7.46%	1/17/35	2,000,000	1,990,881
	CVS Lease Pass Through	5.88%	1/10/28	1,873,523	1,695,601
	Fannie Mae	5.00%	11/25/35	460,741	348,387
	Fannie Mae	5.00%	2/15/36	368,178	294,121
	Fannie Mae	7.00%	10/15/22	440,922	440,434
	Fannie Mae	8.50%	11/15/21	458,475	489,983
	Fannie Mae	8.50%	9/1/22	241,364	264,545
	Fannie Mae	9.00%	3/25/20	242,100	266,644
	Federal Housing Administration	9.375%	4/1/16	148,287	163,975
	First Horizon Alternative Mortgage Securities	5.385%	8/25/35	486,704	309,929
	Freddie Mac	5.258%	4/1/32	197,305	201,710
	Freddie Mac	5.354%	11/1/29	318,871	325,553
	Freddie Mac	5.455%	8/1/30	114,580	116,761
	Freddie Mac	6.251%	3/1/32	196,634	201,658
	Freddie Mac	7.00%	3/1/31	104,581	109,978
	GE Capital Commercial Mortgage Corp.	5.308%	5/10/43	1,000,000	681,476
	GMAC Commercial Mortgage Securities, Inc.	6.50%	5/15/35	2,000,000	1,992,074
	GMAC Commercial Mortgage Securities, Inc.	8.322%	9/15/35	1,500,000	1,408,580
	Greenwich Capital Commercial Funding Corp.	5.419%	1/5/36	1,500,000	1,149,105
	Greenwich Capital Commercial Funding Corp.	5.444%	3/10/39	2,000,000	1,695,146
	GS Mortgage Securities Corp. II	5.56%	11/10/39	5,750,000	5,100,424
	GS Mortgage Securities Corp. II	5.74%	11/10/39	2,000,000	1,255,838
	GS Mortgage Securities Corp. II	7.644%	8/5/18	3,480,000	3,191,168

	GSAA Trust	3.477%	6/25/35	$363,475	$226,164
	Hilton Hotel Pool Trust	0.861%	10/3/15	30,564,743	396,562
	Host Marriot Pool Trust	8.31%	8/3/15	2,000,000	2,043,369
	JPMorgan Chase Commercial Mortgage Securities Corp.	0.772%	3/12/39	9,756,026	334,179
	LB-UBS Commercial Mortgage Trust	6.95%	3/15/34	1,571,500	1,419,518
	LB-UBS Commercial Mortgage Trust	7.29%	9/15/34	2,000,000	1,837,511
	Morgan Stanley Capital I	5.378%	11/14/42	500,000	340,596
	Morgan Stanley Capital I	5.447%	2/12/44	2,000,000	1,680,601
	Morgan Stanley Capital I	7.273%	12/15/31	200,000	199,689
	Nationslink Funding Corp.	7.105%	8/20/30	2,500,000	2,390,334
	NGPL PipeCo LLC	7.768%	12/15/37	1,000,000	981,053
	Residential Accredit Loans, Inc.	6.00%	8/25/35	908,876	757,607
	Residential Asset Securitization Trust	6.00%	3/25/37	926,636	657,885
	TBW Mortgage	6.00%	7/25/36	450,552	298,956
	Wachovia Bank Commercial Mortgage Trust	0.252%	10/15/41	46,908,238	820,927
Deutsche Bank:	Carey Commercial Mortgage Trust	5.97%	9/20/19	1,283,385	1,254,480
	Chase Commercial Mortgage Securities Corp.	6.484%	2/12/16	1,000,000	1,001,787
	Commercial Mortgage Pass Through Certificates	6.586%	7/16/34	1,500,000	1,457,964
	Dynegy Holdings, Inc.	7.125%	5/15/18	500,000	380,000
	Echostar DBS Corp.	7.125%	2/1/16	500,000	403,750
	Fannie Mae	6.107%	7/1/12	4,661,831	4,842,837
	Fannie Mae	7.00%	10/1/33	381,471	398,626
	Federal Housing Administration	5.237%	6/1/23	1,412,344	1,323,178
	First Union-Lehman Brothers-Bank of America	6.778%	11/18/35	2,000,000	2,013,909
	Ford Motor Credit Co. LLC	8.00%	12/15/16	500,000	316,546
	Freddie Mac	7.00%	8/1/32	575,879	605,590
	GMAC Commercial Mortgage Securities, Inc.	6.50%	5/15/35	1,456,628	1,452,805
	HCA, Inc.	6.75%	7/15/13	1,250,000	1,056,250
	HCA, Inc.	9.25%	11/15/16	275,000	268,125
	JPMorgan Chase Commercial Mortgage Securities Corp.	6.162%	5/12/34	2,000,000	1,982,703
	Tenneco Automotive, Inc.	8.625%	11/15/14	750,000	600,000
Goldman Sachs:	Fannie Mae	7.00%	10/1/33	164,478	171,875
	Fannie Mae	7.875%	11/1/18	17,236	18,400
	Fannie Mae	8.00%	7/1/09	30,450	30,767
	Fannie Mae	8.00%	6/1/15	20,950	22,226
	Fannie Mae	8.00%	8/1/15	14,167	15,030
	Fannie Mae	8.50%	9/1/21	35,724	38,625
	Fannie Mae	8.50%	12/1/21	8,627	9,487
	Fannie Mae	8.50%	6/1/22	9,935	10,895
	Fannie Mae	8.50%	11/1/25	9,101	9,969
	Fannie Mae	8.50%	4/1/30	42,818	47,229
	Fannie Mae	8.50%	6/1/30	44,368	48,942
	Fannie Mae	8.50%	11/1/30	40,153	44,210
	Fannie Mae	8.50%	1/1/31	38,015	41,856
	Fannie Mae	8.50%	4/1/32	66,029	72,703
	Federal Housing Administration	5.359%	8/1/26	91,015	92,332
	Freddie Mac	7.00%	7/1/12	11,100	11,693
	Freddie Mac	7.00%	12/1/14	34,234	36,127
	Freddie Mac	7.00%	9/1/15	19,657	20,766
	Freddie Mac	7.00%	3/1/16	18,353	19,388
	Freddie Mac	7.00%	6/1/16	40,386	42,646
	Freddie Mac	7.00%	10/1/31	35,774	37,657
Merrill Lynch:	Bear Stearns Commercial Mortgage Securities, Inc.	5.817%	5/14/16	1,500,000	1,512,229
	GS Mortgage Securities Corp. II	6.615%	2/14/16	3,500,000	3,663,893
	JPMorgan Chase Commercial Mortgage Securities Corp.	6.465%	11/15/35	3,000,000	3,003,884
	Merrill Lynch Mortgage Investors, Inc.	7.097%	12/15/30	1,500,000	1,395,328
	TrizecHahn Office Properties	7.604%	5/15/16	3,000,000	2,624,673

					$97,918,394

Fair Value Measurements–Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the nine months ended September 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair value techniques: multi-dimensional relational pricing model and option adjusted spread pricing.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1—Quoted Prices	$—	$—
Level 2—Other Significant Observable Inputs	189,343,347	(2,343,626)
Level 3—Significant Unobservable Inputs	2,752,995	90,910

Total	$192,096,342	$(2,252,716)

A roll forward of fair value measurements using significant unobservable inputs (Level 3) at September 30, 2008, were as follows:

	Investments in Securities	Other Financial Instruments
Beginning balance, 12/31/07	$3,984,768	$—
Net purchases (sales) and settlements	(314,160)	—
Accrued discounts (premiums)	1,839	—
Total realized and unrealized gain (loss)	(297,996)	90,910
Transfers in and/or out of Level 3	(621,456)	—

Ending balance, 9/30/08	$2,752,995	$90,910

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PCM Fund, Inc.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: November 25, 2008

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: November 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: November 25, 2008

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: November 25, 2008